Significant and Critical Accounting Policies and Practices (Details )	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Astoria Surgical Supplies North LLC
Name of combined affiliate		Astoria Surgical Supplies North LLC
State or other jurisdiction of incorporation or organization		The State of New Jersey
Company interest		100.00%
Castle 6 Productions LLC
Name of combined affiliate	Castle 6 Productions LLC	Castle 6 Productions LLC
State or other jurisdiction of incorporation or organization	The State of New Jersey	The State of New Jersey
Company interest	100.00%	100.00%
Filthy Gorgeous LLC
Name of combined affiliate	Filthy Gorgeous LLC	Filthy Gorgeous LLC
State or other jurisdiction of incorporation or organization	The State of Delaware	The State of Delaware
Company interest	100.00%	100.00%
Geek Room LLC
Name of combined affiliate	Geek Room LLC	Geek Room LLC
State or other jurisdiction of incorporation or organization	The State of Delaware	The State of Delaware
Company interest	100.00%	100.00%
Graphic Expression Corporate Collectibles LLC
Name of combined affiliate	Graphic Expression Corporate Collectibles LLC	Graphic Expression Corporate Collectibles LLC
State or other jurisdiction of incorporation or organization	The State of Delaware	The State of Delaware
Company interest	100.00%	100.00%
Guccione Stores LLC
Name of combined affiliate	Guccione Stores LLC	Guccione Stores LLC
State or other jurisdiction of incorporation or organization	The State of New Jersey	The State of New Jersey
Company interest	100.00%	100.00%
iLongevity LLC
Name of combined affiliate	iLongevity LLC	iLongevity LLC
State or other jurisdiction of incorporation or organization	The State of New Jersey	The State of New Jersey
Company interest	100.00%	100.00%
JAJ Enterprises LLC
Name of combined affiliate	JAJ Enterprises LLC	JAJ Enterprises LLC
State or other jurisdiction of incorporation or organization	The State of Delaware	The State of Delaware
Company interest	100.00%	100.00%
Jerrick Ventures INC
Name of combined affiliate	Jerrick Ventures LLC	Jerrick Ventures LLC
State or other jurisdiction of incorporation or organization	The State of Nevada	The State of Delaware
Company interest	100.00%	100.00%
Miss Filthy LLC
Name of combined affiliate	Miss Filthy LLC	Miss Filthy LLC
State or other jurisdiction of incorporation or organization	The State of Delaware	The State of Delaware
Company interest	100.00%	100.00%
Next Geek Thing LLC
Name of combined affiliate	Next Geek Thing LLC	Next Geek Thing LLC
State or other jurisdiction of incorporation or organization	The State of Delaware	The State of Delaware
Company interest	100.00%	100.00%
No One's Pet LLC
Name of combined affiliate	No One's Pet LLC	No One's Pet LLC
State or other jurisdiction of incorporation or organization	The State of New Jersey	The State of New Jersey
Company interest	100.00%	100.00%
OMNI Reboot LLC
Name of combined affiliate	OMNI Reboot LLC	OMNI Reboot LLC
State or other jurisdiction of incorporation or organization	The State of Delaware	The State of Delaware
Company interest	100.00%	100.00%
Romper Zombie LLC
Name of combined affiliate	Romper Zombie LLC	Romper Zombie LLC
State or other jurisdiction of incorporation or organization	The State of Delaware	The State of Delaware
Company interest	100.00%	100.00%
Steam Wars LLC
Name of combined affiliate	Steam Wars LLC	Steam Wars LLC
State or other jurisdiction of incorporation or organization	The State of Delaware	The State of Delaware
Company interest	100.00%	100.00%